Annual Total Returns (Vanguard Russell 2000 Growth Index Fund - ETF Shares ETF) (Vanguard Russell 2000 Growth Index Fund, Vanguard Russell 2000 Growth Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Annual Total Return
2013	43.31%
2012	14.45%
2011	(3.11%)